UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 30, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $2,120,190 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, L.P.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     9358   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    75322   804897 SH       SOLE                   649297            155600
Accenture Ltd.              COM                 G1150G111    30211   750595 SH       SOLE                   597895            152700
Agilent Technologies Inc.   COM                 00846u101    48364  1311393 SH       SOLE                  1055293            256100
Agilent Technologies Inc.   COM                 00846u101     3688   100000 SH       DEFINED 01             100000
American International GroupCOM                 026874107    61458   908465 SH       SOLE                   727991            180474
American International GroupCOM                 026874107     8829   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106     5717   160500 SH       DEFINED 01             160500
American Standard Companies COM                 029712106    58173  1633158 SH       SOLE                  1314758            318400
Apache Corporation          COM                 037411105    30374   337269 SH       SOLE                   275869             61400
Baker Hughes Inc.           COM                 057224107    21266   235323 SH       SOLE                   187823             47500
Bank of America Corp.       COM                 060505104    52541  1045185 SH       SOLE                   845817            199368
Bank of America Corp.       COM                 060505104    12572   250090 SH       DEFINED 01             250090
Baxter International Inc.   COM                 071813109    44993   799453 SH       SOLE                   644153            155300
Baxter International Inc.   COM                 071813109     5628   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    88722   961338 SH       SOLE                   761638            199700
Cameron International Corp. COM                 13342B105    27687   300000 SH       DEFINED 01             300000
Caterpillar Inc.            COM                 149123101    59423   757654 SH       SOLE                   607954            149700
CB Richard Ellis Group Inc. COM                 12497T101    20663   742200 SH       SOLE                   595200            147000
CB Richard Ellis Group Inc. COM                 12497T101     2088    75000 SH       DEFINED 01              75000
Chicago Bridge & Iron NV    COM                 167250109      431    10000 SH       SOLE                    10000
Cigna Corp                  COM                 125509109   110506  2073666 SH       SOLE                  1662266            411400
Cigna Corp                  COM                 125509109     8793   165000 SH       DEFINED 01             165000
Citigroup Inc.              COM                 172967101    63545  1361591 SH       SOLE                  1097365            264226
Citigroup Inc.              COM                 172967101     9308   199434 SH       DEFINED 01             199434
Coventry Health Care Inc.   COM                 222862104      311     5000 SH       SOLE                     5000
Coventry Health Care Inc.   COM                 222862104    15864   255000 SH       DEFINED 01             255000
CVS/Caremark Corp.          COM                 126650100    11889   300000 SH       DEFINED 01             300000
CVS/Caremark Corp.          COM                 126650100    62414  1574920 SH       SOLE                  1260920            314000
Eaton Corp.                 COM                 278058102    50543   510334 SH       SOLE                   406934            103400
Goldman Sachs Group Inc.    COM                 38141G104    91292   421203 SH       SOLE                   333003             88200
Halliburton Co.             COM                 406216101     3418    89022 SH       DEFINED 01              89022
Hewlett-Packard Company     COM                 428236103     7468   150000 SH       DEFINED 01             150000
Hewlett-Packard Company     COM                 428236103    70040  1406709 SH       SOLE                  1134609            272100
IMS Health Inc.             COM                 449934108    35058  1144205 SH       SOLE                   919405            224800
Int'l Business Machines     COM                 459200101    36432   309271 SH       SOLE                   247771             61500
Laboratory Corp of America  COM                 50540R409    41209   526773 SH       SOLE                   422073            104700
Macy's Inc.                 COM                 55616p104    32291   999116 SH       SOLE                   803616            195500
MEMC Electronics Materials  COM                 552715104     2943    50000 SH       DEFINED 01              50000
Microsoft Corp.             COM                 594918104    35057  1189985 SH       SOLE                   955885            234100
Mueller Water Products, Inc.COM                 624758207      145    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    68079  1160565 SH       SOLE                   927965            232600
Nokia Corp-Spon ADR         COM                 654902204    60911  1605883 SH       SOLE                  1292583            313300
Oaktree Captial Group LLC   COM                 674001102     7350   200000 SH       DEFINED 01             200000
Office Depot, Inc.          COM                 676220106    30380  1473350 SH       SOLE                  1178950            294400
Office Depot, Inc.          COM                 676220106     8248   400000 SH       DEFINED 01             400000
Origin Agritech Ltd.        COM                 VGG678281     1076   141830 SH       DEFINED 01             141830
Quest Diagnostics           COM                 74834L100    58418  1011225 SH       SOLE                   809525            201700
Quest Diagnostics           COM                 74834L100     8665   150000 SH       DEFINED 01             150000
RWE AG- ADR                 COM                 74975E303    57589   459943 SH       SOLE                   369543             90400
Schlumberger Ltd.           COM                 806857108    53886   513204 SH       SOLE                   409604            103600
Textron Inc.                COM                 883203101    58632   942490 SH       SOLE                   757290            185200
Textron Inc.                COM                 883203101    15552   250000 SH       DEFINED 01             250000
Tyco Electronics Ltd.       COM                 G9144P105    11663   329174 SH       SOLE                   263099             66075
Tyco Intl Ltd.              COM                 G9143X208    14451   325924 SH       SOLE                   259849             66075
United Parcel Service Inc.  COM                 911312106    45041   599750 SH       SOLE                   481250            118500
United Technologies Corp.   COM                 913017109    38931   483731 SH       SOLE                   387231             96500
Verigy Ltd.                 COM                 Y93691106     3227   130608 SH       DEFINED 01             130608
Viacom Inc Cl B             COM                 92553P201    21187   543677 SH       SOLE                   437577            106100
WABCO Holdings Inc.         COM                 92927K102     4137    88500 SH       DEFINED 01              88500
WABCO Holdings Inc.         COM                 92927K102    44318   947972 SH       SOLE                   761639            186333
Wells Fargo & Co.           COM                 949746101    30183   847348 SH       SOLE                   673748            173600
Wells Fargo & Co.           COM                 949746101     7124   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    40370   453082 SH       SOLE                   362882             90200
YRC Worldwide Inc.          COM                 984249102    24401   893144 SH       SOLE                   721344            171800
Zimmer Holdings Inc.        COM                 98956P102     8099   100000 SH       DEFINED 01             100000
Zimmer Holdings Inc.        COM                 98956P102    42238   521520 SH       SOLE                   419620            101900